Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	2 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019	Mar. 26, 2021	Jan. 29, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Common stock subject to possible redemption (in shares)		61,332,000	61,332,000	61,332,000			61,332,000	61,332,000	61,332,000	52,993,000
Stock issuance costs				$ 196,000
Khosla
Class of Stock [Line Items]
Cash		$ 978,280	$ 572,360
Cash equivalents		0	$ 0
Common stock subject to possible redemption (in shares)			41,634,412
Shares issued, price per share (in USD per share)					$ 10.00
Accretion expense		23,576,984
Stock issuance costs		23,576,984	$ 23,576,984
Khosla | Asset Held In Trust Account
Class of Stock [Line Items]
Shares issued, price per share (in USD per share)	$ 10.00					$ 10.00
Khosla | Additional Paid-in Capital
Class of Stock [Line Items]
Accretion expense		11,338,767
Khosla | Accumulated Deficit
Class of Stock [Line Items]
Accretion expense		$ 12,238,217
Khosla | Class A Common Stock
Class of Stock [Line Items]
Common stock subject to possible redemption (in shares)		41,634,412	41,634,412
Khosla | Triggering Events Stock Trading Price One | Class A Common Stock
Class of Stock [Line Items]
Conversion of share, price per share (in USD per share)	20.00		$ 20.00
Khosla | Triggering Events Stock Trading Price Two | Class A Common Stock
Class of Stock [Line Items]
Conversion of share, price per share (in USD per share)	25.00		25.00
Khosla | Triggering Events Stock Trading Price Three | Class A Common Stock
Class of Stock [Line Items]
Conversion of share, price per share (in USD per share)	$ 30.00		$ 30.00